Quarterly Holdings Report
for
Fidelity® Emerging Markets Equity Central Fund
June 30, 2025
EMQ-NPRT3-0825
1.876939.116
Common Stocks - 98.6%
	Shares	Value ($)
BRAZIL - 6.4%
Consumer Discretionary - 0.7%
Broadline Retail - 0.3%
MercadoLibre Inc (b)	2,696	7,046,347
Household Durables - 0.0%
Cury Construtora e Incorporadora SA	176,719	960,178
Specialty Retail - 0.2%
Lojas Renner SA	1,521,689	5,511,925
Textiles, Apparel & Luxury Goods - 0.2%
Azzas 2154 SA	775,106	6,134,538
TOTAL CONSUMER DISCRETIONARY		19,652,988

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleo Brasileiro SA - Petrobras ADR	496,500	5,729,610
Petroleo Brasileiro SA - Petrobras ADR	425,800	5,326,758
PRIO SA/Brazil (b)	1,324,300	10,334,859
		21,391,227
Financials - 1.9%
Banks - 1.0%
Itau Unibanco Holding SA ADR (c)	4,031,927	27,376,784
Capital Markets - 0.9%
B3 SA - Brasil Bolsa Balcao	6,781,400	18,198,232
XP Inc Class A	249,940	5,048,788
		23,247,020
TOTAL FINANCIALS		50,623,804

Health Care - 0.1%
Pharmaceuticals - 0.1%
Hypera SA	566,268	2,833,894
Industrials - 0.7%
Ground Transportation - 0.7%
Localiza Rent a Car SA	1,438,175	10,725,893
Rumo SA	2,636,100	8,990,619
		19,716,512
Materials - 1.3%
Metals & Mining - 1.2%
Metalurgica Gerdau SA	3,825,800	6,288,195
Vale SA ADR	2,544,115	24,703,357
		30,991,552
Paper & Forest Products - 0.1%
Dexco SA	2,623,228	2,737,609
TOTAL MATERIALS		33,729,161

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LOG Commercial Properties e Participacoes SA	320,605	1,236,250
Utilities - 0.9%
Electric Utilities - 0.6%
Equatorial Energia SA	1,530,194	10,127,879
Isa Energia Brasil sa	709,900	3,028,746
Transmissora Alianca de Energia Eletrica S/A unit	533,700	3,431,216
		16,587,841
Independent Power and Renewable Electricity Producers - 0.2%
Engie Brasil Energia SA	543,900	4,545,931
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	115,700	2,536,920
TOTAL UTILITIES		23,670,692

TOTAL BRAZIL		172,854,528
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	515,150	12,795,348
CHINA - 29.2%
Communication Services - 6.7%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	765,052	1,093,495
Entertainment - 0.2%
Beijing Enlight Media Co Ltd A Shares (China)	230,499	652,193
Netease Inc ADR	44,421	5,978,178
		6,630,371
Interactive Media & Services - 6.5%
Bilibili Inc ADR (b)(c)	85,032	1,823,936
Kanzhun Ltd ADR (b)	72,949	1,301,410
Kuaishou Technology B Shares (b)(d)(e)	254,867	2,055,183
Tencent Holdings Ltd	2,591,097	166,958,926
Tongdao Liepin Group (e)	434,070	208,466
		172,347,921
TOTAL COMMUNICATION SERVICES		180,071,787

Consumer Discretionary - 8.4%
Automobile Components - 0.3%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	359,900	2,647,058
Hesai Group ADR (b)	289,926	6,363,876
		9,010,934
Automobiles - 1.0%
BYD Co Ltd A Shares (China)	104,770	4,854,123
BYD Co Ltd H Shares	1,150,599	17,914,865
Li Auto Inc A Shares (b)	255,499	3,487,307
XPeng Inc A Shares (b)	147,900	1,323,947
		27,580,242
Broadline Retail - 4.7%
Alibaba Group Holding Ltd	5,095,507	72,131,740
Alibaba Group Holding Ltd ADR	83,000	9,413,030
JD.com Inc A Shares	759,945	12,411,660
JD.com Inc ADR	5,473	178,639
PDD Holdings Inc Class A ADR (b)	301,730	31,579,062
		125,714,131
Hotels, Restaurants & Leisure - 1.5%
Meituan B Shares (b)(d)(e)	1,389,177	22,346,360
Trip.com Group Ltd	50,514	2,958,328
Trip.com Group Ltd ADR	259,218	15,200,544
		40,505,232
Household Durables - 0.3%
Haier Smart Home Co Ltd A Shares (China)	400	1,384
Haier Smart Home Co Ltd H Shares	2,573,600	7,360,215
		7,361,599
Specialty Retail - 0.2%
Pop Mart International Group Ltd (d)(e)	154,000	5,230,148
Textiles, Apparel & Luxury Goods - 0.4%
ANTA Sports Products Ltd	733,600	8,831,292
Laopu Gold Co Ltd H Shares (c)	16,000	2,054,535
		10,885,827
TOTAL CONSUMER DISCRETIONARY		226,288,113

Consumer Staples - 1.3%
Beverages - 1.1%
China Resources Beer Holdings Co Ltd	1,118,666	3,562,653
Eastroc Beverage Group Co Ltd A Shares (China)	169,800	7,443,720
Kweichow Moutai Co Ltd A Shares (China)	50,900	10,014,806
Tsingtao Brewery Co Ltd H Shares	1,289,800	8,420,722
		29,441,901
Consumer Staples Distribution & Retail - 0.0%
Yifeng Pharmacy Chain Co Ltd A Shares (China)	535,600	1,829,482
Food Products - 0.2%
Uni-President China Holdings Ltd	3,551,400	4,297,900
TOTAL CONSUMER STAPLES		35,569,283

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
China Petroleum & Chemical Corp H Shares	18,206,000	9,532,119
Financials - 5.3%
Banks - 3.7%
China Construction Bank Corp H Shares	68,193,714	68,802,249
China Merchants Bank Co Ltd H Shares	4,452,293	31,109,532
		99,911,781
Insurance - 1.6%
China Life Insurance Co Ltd H Shares	6,385,223	15,324,633
Ping An Insurance Group Co of China Ltd H Shares	4,523,140	28,872,646
		44,197,279
TOTAL FINANCIALS		144,109,060

Health Care - 1.8%
Biotechnology - 1.0%
Akeso Inc (b)(d)(e)	384,514	4,503,986
BeOne Medicines Ltd ADR (b)	21,919	5,305,932
BeOne Medicines Ltd H Shares (b)	174,597	3,287,338
Innovent Biologics Inc (b)(d)(e)	602,093	6,013,298
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)(c)	40,037	1,668,814
Zai Lab Ltd (b)	1,192,716	4,204,358
Zai Lab Ltd ADR (b)	20,203	706,499
		25,690,225
Health Care Equipment & Supplies - 0.1%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	2,193,589	1,707,378
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	696,226	1,630,154
Life Sciences Tools & Services - 0.3%
Wuxi Apptec Co Ltd H Shares (c)(d)(e)	929,304	9,310,857
Pharmaceuticals - 0.4%
Hansoh Pharmaceutical Group Co Ltd (d)(e)	1,682,410	6,376,053
Jiangsu Hengrui Pharmaceuticals Co Ltd H Shares	465,200	3,188,270
		9,564,323
TOTAL HEALTH CARE		47,902,937

Industrials - 1.4%
Construction & Engineering - 0.2%
Sinopec Engineering Group Co Ltd H Shares	5,770,800	4,396,128
Ground Transportation - 0.3%
Full Truck Alliance Co Ltd ADR	603,195	7,123,733
Machinery - 0.8%
Airtac International Group	287,000	8,555,289
Shenzhen Inovance Technology Co Ltd A Shares (China)	792,200	7,140,344
Yangzijiang Shipbuildling (Holdings) Ltd	3,751,800	6,550,528
Zhejiang Sanhua Intelligent Controls Co Ltd H Shares	45,300	145,134
		22,391,295
Marine Transportation - 0.1%
SITC International Holdings Co Ltd	1,312,000	4,203,441
TOTAL INDUSTRIALS		38,114,597

Information Technology - 2.2%
Communications Equipment - 0.0%
Zhongji Innolight Co Ltd A Shares (China)	38,000	773,701
Electronic Equipment, Instruments & Components - 0.0%
Eoptolink Technology Inc Ltd A Shares (China)	55,700	987,599
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro-Fabrication Equipment Inc China A Shares (China) (b)	232,700	5,921,566
NAURA Technology Group Co Ltd A Shares (China)	65,800	4,061,701
		9,983,267
Software - 0.1%
Glodon Co Ltd A Shares (China)	430,200	805,291
Horizon Robotics A Shares (b)(c)	702,000	580,383
Kingdee International Software Group Co Ltd (b)	316,000	621,538
Pony AI Inc ADR (c)	147,500	1,947,000
		3,954,212
Technology Hardware, Storage & Peripherals - 1.7%
Huaqin Technology Co Ltd A Shares (China)	102,900	1,158,870
Xiaomi Corp B Shares (b)(d)(e)	5,403,990	41,598,493
		42,757,363
TOTAL INFORMATION TECHNOLOGY		58,456,142

Materials - 0.8%
Construction Materials - 0.3%
China Jushi Co Ltd A Shares (China)	5,760,704	9,167,141
Metals & Mining - 0.5%
MMG Ltd (b)	25,196,000	12,293,159
TOTAL MATERIALS		21,460,300

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
China Overseas Land & Investment Ltd	248,432	431,040
China Resources Land Ltd	1,361,109	4,612,196
ESR Group Ltd (b)(d)(e)(f)	420,194	692,655
KE Holdings Inc A Shares	645,603	3,852,906
Longfor Group Holdings Ltd (d)(e)	494,924	583,825
		10,172,622
Utilities - 0.6%
Gas Utilities - 0.5%
ENN Energy Holdings Ltd	824,000	6,581,545
Kunlun Energy Co Ltd	6,316,000	6,130,984
		12,712,529
Water Utilities - 0.1%
Guangdong Investment Ltd	5,174,000	4,323,778
TOTAL UTILITIES		17,036,307

TOTAL CHINA		788,713,267
GREECE - 0.8%
Financials - 0.8%
Banks - 0.8%
Alpha Bank SA	4,510,243	15,885,394
Piraeus Financial Holdings SA	840,001	5,819,344

TOTAL GREECE		21,704,738
HONG KONG - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (b)	9,169,702	449,727
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Kerry Properties Ltd	133,373	344,054
TOTAL HONG KONG		793,781
HUNGARY - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	59,678	1,759,091
INDIA - 17.2%
Communication Services - 1.1%
Wireless Telecommunication Services - 1.1%
Bharti Airtel Ltd	1,243,618	29,161,899
Consumer Discretionary - 2.1%
Automobiles - 0.8%
Eicher Motors Ltd	46,100	3,042,761
Mahindra & Mahindra Ltd	500,877	18,604,337
		21,647,098
Hotels, Restaurants & Leisure - 1.1%
Eternal Ltd (b)	7,406,271	22,828,081
MakeMyTrip Ltd (b)	70,448	6,905,313
		29,733,394
Household Durables - 0.2%
Dixon Technologies India Ltd (e)	34,600	6,049,146
TOTAL CONSUMER DISCRETIONARY		57,429,638

Consumer Staples - 0.4%
Tobacco - 0.4%
ITC Ltd	2,113,987	10,272,694
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Coal India Ltd	1,865,700	8,532,802
Petronet LNG Ltd	1,002,568	3,531,800
Reliance Industries Ltd	2,457,794	43,035,772
		55,100,374
Financials - 5.9%
Banks - 3.4%
HDFC Bank Ltd	2,395,399	55,943,887
ICICI Bank Ltd	2,102,620	35,558,616
		91,502,503
Consumer Finance - 1.8%
Bajaj Finance Ltd	2,445,390	26,722,378
Shriram Finance Ltd	2,516,734	20,757,916
		47,480,294
Insurance - 0.7%
HDFC Life Insurance Co Ltd (d)(e)	2,209,538	20,994,478
TOTAL FINANCIALS		159,977,275

Health Care - 0.9%
Health Care Providers & Services - 0.2%
Max Healthcare Institute Ltd	416,560	6,202,224
Life Sciences Tools & Services - 0.2%
Divi's Laboratories Ltd	72,002	5,721,092
Pharmaceuticals - 0.5%
Mankind Pharma Ltd (b)	115,568	3,128,292
Sun Pharmaceutical Industries Ltd	373,070	7,294,672
Torrent Pharmaceuticals Ltd	44,248	1,759,697
		12,182,661
TOTAL HEALTH CARE		24,105,977

Industrials - 1.8%
Aerospace & Defense - 1.2%
Bharat Electronics Ltd	3,405,900	16,751,305
Hindustan Aeronautics Ltd (e)	240,500	13,666,125
		30,417,430
Construction & Engineering - 0.6%
Larsen & Toubro Ltd	405,051	17,344,879
TOTAL INDUSTRIALS		47,762,309

Information Technology - 1.3%
IT Services - 1.3%
Infosys Ltd	905,253	16,924,390
Infosys Ltd ADR	90,664	1,680,004
Tata Consultancy Services Ltd	395,964	15,995,652
		34,600,046
Materials - 0.7%
Construction Materials - 0.5%
JK Cement Ltd	164,498	11,804,699
Metals & Mining - 0.2%
Tata Steel Ltd	3,366,500	6,275,753
TOTAL MATERIALS		18,080,452

Real Estate - 0.1%
Office REITs - 0.0%
Embassy Office Parks REIT	236,009	1,072,643
Real Estate Management & Development - 0.1%
Godrej Properties Ltd (b)	100,578	2,749,875
Sunteck Realty Ltd	270,141	1,404,450
		4,154,325
TOTAL REAL ESTATE		5,226,968

Utilities - 0.9%
Electric Utilities - 0.5%
Power Grid Corp of India Ltd	3,402,715	11,907,518
Independent Power and Renewable Electricity Producers - 0.4%
NTPC Ltd	2,928,006	11,442,114
TOTAL UTILITIES		23,349,632

TOTAL INDIA		465,067,264
INDONESIA - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	4,822,300	825,007
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.4%
Sumber Alfaria Trijaya Tbk PT	68,175,500	10,036,307
Food Products - 0.2%
First Resources Ltd	5,194,100	6,004,976
TOTAL CONSUMER STAPLES		16,041,283

Financials - 1.1%
Banks - 1.1%
Bank Central Asia Tbk PT	36,805,639	19,674,369
Bank Rakyat Indonesia Persero Tbk PT	44,846,971	10,339,934
Bank Syariah Indonesia Tbk PT	1,628,600	258,810
		30,273,113
TOTAL INDONESIA		47,139,403
ITALY - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	103,900	5,425,201
KOREA (SOUTH) - 9.3%
Communication Services - 0.8%
Interactive Media & Services - 0.8%
Kakao Corp	309,995	13,745,432
NAVER Corp	37,157	7,208,127
		20,953,559
Media - 0.0%
NEWEN AI Co Ltd (g)	900	9,976
TOTAL COMMUNICATION SERVICES		20,963,535

Consumer Discretionary - 0.7%
Automobiles - 0.4%
Hyundai Motor Co	1,790	269,197
Kia Corp	145,738	10,436,360
		10,705,557
Household Durables - 0.3%
Coway Co Ltd	122,320	8,750,347
TOTAL CONSUMER DISCRETIONARY		19,455,904

Financials - 1.6%
Banks - 1.3%
KB Financial Group Inc	281,950	23,108,730
Shinhan Financial Group Co Ltd	73,560	3,326,217
Woori Financial Group Inc	419,662	6,962,552
		33,397,499
Financial Services - 0.0%
Kakao Pay Corp (b)	22,387	1,268,948
Insurance - 0.3%
Samsung Life Insurance Co Ltd	86,373	8,132,047
TOTAL FINANCIALS		42,798,494

Health Care - 0.2%
Life Sciences Tools & Services - 0.2%
Samsung Biologics Co Ltd (b)(d)(e)	11,493	8,425,536
Industrials - 1.1%
Aerospace & Defense - 0.4%
Korea Aerospace Industries Ltd	177,200	11,759,599
Electrical Equipment - 0.4%
LS Electric Co Ltd	44,020	9,726,883
Industrial Conglomerates - 0.3%
LG Corp	117,222	6,895,641
TOTAL INDUSTRIALS		28,382,123

Information Technology - 4.9%
Semiconductors & Semiconductor Equipment - 1.9%
SK Hynix Inc	241,104	52,028,310
Technology Hardware, Storage & Peripherals - 3.0%
Samsung Electronics Co Ltd	1,813,095	80,126,136
TOTAL INFORMATION TECHNOLOGY		132,154,446

TOTAL KOREA (SOUTH)		252,180,038
KUWAIT - 0.7%
Financials - 0.7%
Banks - 0.7%
Kuwait Finance House KSCP	6,880,362	18,059,402
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (b)(f)(h)	161,297	214,525
MEXICO - 2.1%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Wal-Mart de Mexico SAB de CV Series V	4,140,700	13,714,434
Financials - 1.0%
Banks - 1.0%
Grupo Financiero Banorte SAB de CV	2,870,532	26,238,570
Materials - 0.5%
Construction Materials - 0.5%
Cemex SAB de CV ADR	1,874,900	12,993,057
Real Estate - 0.1%
Diversified REITs - 0.1%
Fibra Uno Administracion SA de CV	1,811,050	2,501,661
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV (c)	612,724	1,683,934
TOTAL REAL ESTATE		4,185,595

TOTAL MEXICO		57,131,656
NETHERLANDS - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CTP NV (d)(e)	64,225	1,349,664
PANAMA - 0.3%
Industrials - 0.3%
Passenger Airlines - 0.3%
Copa Holdings SA Class A	80,387	8,840,158
PERU - 0.7%
Financials - 0.7%
Banks - 0.7%
Credicorp Ltd	78,828	17,619,635
PHILIPPINES - 0.3%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
SM Investments Corp	270,000	4,181,845
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Ayala Land Inc	5,664,229	2,716,392
SM Prime Holdings Inc	3,968,725	1,653,033
		4,369,425
TOTAL PHILIPPINES		8,551,270
POLAND - 0.8%
Communication Services - 0.2%
Entertainment - 0.2%
CD Projekt SA	52,283	4,073,152
Consumer Discretionary - 0.4%
Broadline Retail - 0.2%
Allegro.eu SA (b)(d)(e)	642,088	6,161,950
Textiles, Apparel & Luxury Goods - 0.2%
LPP SA	1,268	5,160,864
TOTAL CONSUMER DISCRETIONARY		11,322,814

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Dino Polska SA (b)(d)(e)	42,800	6,246,008
TOTAL POLAND		21,641,974
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)	160,904	1,000,823
ROMANIA - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	53,200	1,510,480
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC ADR (b)(f)	782,800	8
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	794,750	0
Sberbank of Russia PJSC ADR (b)(f)	1,468,992	15
		15
Materials - 0.0%
Metals & Mining - 0.0%
Severstal PAO GDR (b)(e)(f)	433,400	4
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LSR Group PJSC (b)(f)	6,300	0
TOTAL RUSSIA		27
SAUDI ARABIA - 2.9%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Aldrees Petroleum and Transport Services Co	64,700	2,197,782
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Saudi Arabian Oil Co (d)(e)	1,831,900	11,878,898
Financials - 2.3%
Banks - 2.0%
Al Rajhi Bank	974,738	24,586,113
Alinma Bank	1,183,731	8,464,915
Saudi National Bank/The	2,027,586	19,527,105
		52,578,133
Insurance - 0.3%
Bupa Arabia for Cooperative Insurance Co	156,509	7,432,143
TOTAL FINANCIALS		60,010,276

Materials - 0.1%
Chemicals - 0.1%
SABIC Agri-Nutrients Co	121,100	3,461,384
TOTAL SAUDI ARABIA		77,548,340
SINGAPORE - 0.4%
Communication Services - 0.4%
Entertainment - 0.4%
Sea Ltd Class A ADR (b)	60,947	9,747,863
SOUTH AFRICA - 4.2%
Consumer Discretionary - 1.5%
Broadline Retail - 1.5%
Naspers Ltd Class N	130,530	40,664,975
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Pick n Pay Stores Ltd (b)	3,701,602	5,603,498
Shoprite Holdings Ltd	705,141	11,030,929
		16,634,427
Financials - 1.3%
Banks - 0.7%
Capitec Bank Holdings Ltd	89,154	17,882,216
Financial Services - 0.6%
FirstRand Ltd	3,880,509	16,590,594
TOTAL FINANCIALS		34,472,810

Industrials - 0.2%
Industrial Conglomerates - 0.2%
Bidvest Group Ltd	332,000	4,379,221
Materials - 0.6%
Metals & Mining - 0.6%
Impala Platinum Holdings Ltd (b)	1,869,600	16,798,829
TOTAL SOUTH AFRICA		112,950,262
TAIWAN - 17.1%
Consumer Staples - 0.3%
Food Products - 0.3%
Uni-President Enterprises Corp	3,041,000	8,430,165
Financials - 1.2%
Banks - 0.6%
CTBC Financial Holding Co Ltd	11,664,263	17,445,097
Insurance - 0.6%
Cathay Financial Holding Co Ltd	6,988,684	15,020,684
TOTAL FINANCIALS		32,465,781

Industrials - 0.5%
Electrical Equipment - 0.5%
Bizlink Holding Inc	475,390	13,796,869
Information Technology - 15.1%
Communications Equipment - 0.0%
Accton Technology Corp	46,000	1,149,252
Electronic Equipment, Instruments & Components - 1.1%
Chroma ATE Inc	91,000	1,378,127
Delta Electronics Inc	859,911	12,154,531
Hon Hai Precision Industry Co Ltd	2,695,173	14,850,709
Yageo Corp	70,000	1,161,915
		29,545,282
Semiconductors & Semiconductor Equipment - 13.2%
Alchip Technologies Ltd	49,000	5,190,287
ASE Technology Holding Co Ltd	1,759,524	8,825,030
eMemory Technology Inc	76,757	6,199,614
MediaTek Inc	488,253	20,887,650
Taiwan Semiconductor Manufacturing Co Ltd	8,583,154	313,805,203
		354,907,784
Technology Hardware, Storage & Peripherals - 0.8%
Asustek Computer Inc	75,000	1,653,034
Quanta Computer Inc	1,227,473	11,531,584
Wistron Corp	363,000	1,521,869
Wiwynn Corp	64,307	5,568,182
		20,274,669
TOTAL INFORMATION TECHNOLOGY		405,876,987

TOTAL TAIWAN		460,569,802
TANZANIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Helios Towers PLC (b)	445,700	743,937
THAILAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
PTT Global Chemical PCL	9,353,000	5,734,854
TURKEY - 0.5%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
BIM Birlesik Magazalar AS	559,000	6,945,778
Materials - 0.2%
Construction Materials - 0.2%
Oyak Cimento Fabrikalari AS	9,981,000	5,449,503
TOTAL TURKEY		12,395,281
UNITED ARAB EMIRATES - 1.6%
Energy - 0.3%
Energy Equipment & Services - 0.3%
ADNOC Drilling Co PJSC	5,297,863	8,222,463
Financials - 0.9%
Banks - 0.9%
Abu Dhabi Commercial Bank PJSC	2,374,105	8,713,973
Abu Dhabi Islamic Bank PJSC	1,529,934	8,956,483
Dubai Islamic Bank PJSC	2,417,000	5,969,120
		23,639,576
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC	740,127	1,797,618
Emaar Properties PJSC	2,589,322	9,588,515
		11,386,133
TOTAL UNITED ARAB EMIRATES		43,248,172
UNITED KINGDOM - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Anglogold Ashanti Plc (South Africa)	275,800	12,476,917
UNITED STATES - 0.7%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Tenaris SA ADR	157,200	5,879,280
Materials - 0.5%
Construction Materials - 0.5%
Titan SA	296,330	13,334,165
TOTAL UNITED STATES		19,213,445
TOTAL COMMON STOCKS (Cost $1,854,341,133)		2,658,981,146

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Creditas Financial Solutions Ltd 5% 7/28/2027 (f)(h) (Cost $2,066,600)	2,066,600	2,084,786

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CHINA - 0.3%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
ByteDance Ltd Series E1 (b)(f)(h)	30,246	6,632,343
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(f)(h)	45,658	365,720
TOTAL CHINA		6,998,063
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D-2 (f)(h)	862,860	1,130,347
Meesho Series E (f)(h)	143,760	188,325
Meesho Series E-1 (f)(h)	151,200	198,072
Meesho Series F (f)(h)	2,202,883	2,885,777

TOTAL INDIA		4,402,521
UNITED STATES - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Gupshup Inc (b)(f)(h)	44,950	212,614
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,791,989)		11,613,198

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Hyundai Motor Co Series 2 (Cost $5,049,778)	72,263	8,485,791

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.32	31,685,534	31,691,871
Fidelity Securities Lending Cash Central Fund (i)(j)	4.32	32,333,404	32,336,638
TOTAL MONEY MARKET FUNDS (Cost $64,028,125)			64,028,509

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $1,934,277,625)	2,745,193,430
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(47,256,853)
NET ASSETS - 100.0%	2,697,936,577

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $154,860,887 or 5.7% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $174,784,628 or 6.5% of net assets.

(f)	Level 3 security
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,912,509 or 0.5% of net assets.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	3,314,181

Creditas Financial Solutions Ltd 5% 7/28/2027	1/28/22 - 7/28/23	2,066,600

dMed Biopharmaceutical Co Ltd Series C	12/01/20	648,487

Gupshup Inc	6/08/21	1,027,791

Jumo World Holding Limited	9/06/23	1,371,330

Meesho Series D-2	7/15/24	805,336

Meesho Series E	7/15/24	134,176

Meesho Series E-1	4/18/24	141,120

Meesho Series F	9/21/21 - 7/15/24	2,720,898

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	25,748,606	752,392,232	746,448,967	1,481,659	-	-	31,691,871	31,685,534	0.1%
Fidelity Securities Lending Cash Central Fund	12,631,369	273,439,965	253,734,696	298,174	-	-	32,336,638	32,333,404	0.1%
Total	38,379,975	1,025,832,197	1,000,183,663	1,779,833	-	-	64,028,509

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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